UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

FORM N-Q

JULY 31, 2015

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.9%
Alabama - 0.3%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien	5.000%	10/1/15	$500,000	$502,740
Subordinated Lien	5.000%	10/1/16	1,000,000	1,036,640
Subordinated Lien	5.000%	10/1/17	2,250,000	2,393,123
Subordinated Lien	5.000%	10/1/18	2,000,000	2,165,940

Total Alabama				6,098,443

Alaska - 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II	4.000%	6/1/17	675,000	715,763
State Capital Project II	5.000%	12/1/18	500,000	560,475
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/18	10,000,000	10,841,100

Total Alaska				12,117,338

Arizona - 0.7%
Glendale, AZ, GO, AGM	4.000%	7/1/19	1,640,000	1,787,124
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	4.000%	7/1/18	2,200,000	2,390,498
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/18	2,000,000	2,230,340
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/19	4,670,000	5,354,669
Yavapai County, AZ, IDA, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.125%	6/1/18	2,500,000	2,508,500	(a)(b)(c)

Total Arizona				14,271,131

Arkansas - 0.1%
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/17	1,140,000	1,208,400
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/18	1,000,000	1,069,330

Total Arkansas				2,277,730

California - 6.1%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Episcopal Senior Communities	3.000%	7/1/16	800,000	812,928
Episcopal Senior Communities	4.000%	7/1/18	1,565,000	1,662,014
Bay Area, CA, Toll Authority, Toll Bridge Revenue	1.500%	4/2/18	5,000,000	5,031,800	(a)(b)
Bay Area, CA, Toll Authority, Toll Bridge Revenue	1.875%	4/1/19	3,850,000	3,915,796	(a)(b)
Bay Area, CA, Toll Authority, Toll Bridge Revenue, San Francisco Bay Area	0.720%	10/1/19	5,250,000	5,241,547	(a)(b)
California State Health Facilities Financing Authority Revenue:
Northern California Retired Officers Community - Paradise Valley Estates Project	4.000%	1/1/16	1,040,000	1,056,058
Northern California Retired Officers Community - Paradise Valley Estates Project	3.000%	1/1/17	480,000	496,579
Northern California Retired Officers Community - Paradise Valley Estates Project	4.000%	1/1/18	1,290,000	1,380,468
California State MFA, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.550%	2/1/19	3,100,000	3,090,266
California State Public Works Board, Lease Revenue:
Department of Corrections & Rehabilitation	3.000%	9/1/17	750,000	784,950
Department of Corrections & Rehabilitation	5.000%	9/1/17	600,000	652,854
Department of Corrections & Rehabilitation	4.000%	9/1/18	1,000,000	1,091,490
Department of Corrections & Rehabilitation	5.000%	9/1/18	1,000,000	1,122,330

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State, GO	0.570%	12/1/16	$10,000,000	$10,010,100	(a)(b)
California State, GO	4.000%	12/1/17	20,000,000	21,125,400	(a)(b)
California Statewide CDA Revenue, Kaiser Permanente	5.000%	5/1/17	6,640,000	7,124,122	(a)(b)
Central Valley Financing Authority, CA, Cogeneration Project Revenue, Carson Ice Generation Project	5.000%	7/1/16	1,000,000	1,040,420
Contra Costa, CA, Water District Revenue	4.000%	10/1/16	4,750,000	4,948,075
Contra Costa, CA, Water District Revenue	5.000%	10/1/16	9,000,000	9,478,890
El Dorado, CA, Irrigation District, COP	3.500%	8/1/15	1,085,000	1,085,000
Irvine, CA, Improvement Bond Act 1915, Assessment District No. 12-1	3.000%	9/2/16	1,490,000	1,520,485
Lee Lake, CA, PFA Revenue	4.000%	9/1/16	1,530,000	1,570,193
Lee Lake, CA, PFA Revenue	4.000%	9/1/18	1,500,000	1,605,165
Los Angeles, CA, Department of Airports Revenue, Ontario International, NATL	5.000%	5/15/18	1,400,000	1,446,480	(c)
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/16	1,930,000	1,975,143
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/17	3,530,000	3,762,592
Port of Oakland, CA	5.000%	5/1/16	2,500,000	2,585,125	(c)
Port of Oakland, CA	5.000%	5/1/17	2,250,000	2,409,998	(c)
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area	4.000%	9/1/17	925,000	986,892
Rancho Redevelopment Project Area	5.000%	9/1/18	750,000	839,085
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/15	1,575,000	1,578,150
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/16	1,625,000	1,666,974
Riverside, CA, USD, Financing Authority Revenue	4.000%	9/1/17	1,370,000	1,450,885
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project	5.000%	7/1/16	1,000,000	1,040,420
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	3,020,000	3,054,881	(d)
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	1,870,000	1,891,692
Sweetwater, CA, Union High School District, GO, BAN	5.000%	1/1/18	7,650,000	8,379,274
Upland, CA, Successor Agency to the Upland Community Redevelopment Agency Revenue, Merged Project Tax Allocation	4.000%	9/1/18	650,000	703,703

Total California				119,618,224

Colorado - 2.1%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	1.875%	11/6/19	5,545,000	5,530,306	(a)(b)
Catholic Health Initiatives	5.000%	2/1/21	1,945,000	2,249,081
Catholic Health Initiatives	5.000%	7/1/21	6,225,000	6,992,978
Catholic Health Initiatives	5.000%	2/1/25	2,590,000	2,894,791
Denver, CO, City & County Airport Revenue	5.000%	11/15/16	6,800,000	7,176,652	(c)
Denver, CO, Urban Renewal Authority Tax Increment Revenue:
Stapleton	5.000%	12/1/16	1,850,000	1,944,924
Stapleton	5.000%	12/1/17	4,000,000	4,324,000
Stapleton	5.000%	12/1/18	5,265,000	5,827,407
Plaza, CO, Metropolitan District #1 Revenue	4.000%	12/1/16	1,000,000	1,026,740
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/17	1,000,000	1,063,020
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/19	1,000,000	1,091,490

Total Colorado				40,121,389

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - 3.4%
Bridgeport, CT, GO	5.000%	8/15/15	$3,950,000	$3,956,162
Bridgeport, CT, GO	5.000%	8/15/16	1,575,000	1,646,064
Bridgeport, CT, GO	5.000%	8/15/17	1,660,000	1,785,645
Bridgeport, CT, GO	5.000%	8/15/18	1,740,000	1,919,063
Connecticut State HEFA Revenue:
Connecticut State University	5.000%	11/1/17	1,260,000	1,373,060
Yale University	0.800%	7/26/17	10,000,000	9,992,200	(a)(b)
Connecticut State, GO	0.450%	9/15/16	2,000,000	2,005,060	(a)
Connecticut State, GO	0.700%	4/15/17	4,000,000	4,010,520	(a)
Connecticut State, GO	0.540%	9/15/17	6,500,000	6,471,465	(a)
Connecticut State, GO:
GAAP Conversion	5.000%	10/15/19	8,900,000	10,216,310
SIFMA Index	0.440%	3/1/18	4,500,000	4,461,975	(a)
SIFMA Index	0.940%	5/15/18	5,490,000	5,516,352	(a)
SIFMA Index	0.770%	6/15/18	5,000,000	5,000,000	(a)
SIFMA Index	0.650%	3/1/20	4,375,000	4,341,794	(a)
Connecticut State, Resources Recovery Authority Revenue, Covanta Southeastern Connecticut Co.	4.000%	11/15/15	2,635,000	2,659,953	(c)
West Haven, CT, GO, AGM	5.000%	8/1/16	1,095,000	1,138,877

Total Connecticut				66,494,500

District of Columbia - 0.6%
District of Columbia Income Tax Secured Revenue, SIFMA	0.320%	12/1/17	4,500,000	4,504,005	(a)
Metropolitan Washington DC, Airports Authority System Revenue	5.000%	10/1/15	2,000,000	2,014,960	(c)
Metropolitan Washington DC, Airports Authority System Revenue	4.000%	10/1/18	1,000,000	1,079,330	(c)
Metropolitan Washington DC, Airports Authority System Revenue	5.000%	10/1/18	3,000,000	3,332,190	(c)

Total District of Columbia				10,930,485

Florida - 4.4%
Broward County, FL, School Board, COP	4.000%	7/1/17	2,000,000	2,117,640
Broward County, FL, School Board, COP	5.000%	7/1/17	3,945,000	4,251,448
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/16	1,075,000	1,099,413
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/17	1,000,000	1,048,180
Escambia County, FL, PCR, Gulf Power Co. Project	1.550%	6/15/16	4,250,000	4,279,112	(a)(b)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, AGM	5.250%	10/1/18	2,000,000	2,234,200	(c)
Halifax, FL, Hospital Medical Center Revenue	3.000%	6/1/17	850,000	878,271
Jacksonville Electric Authority, FL, Electric System Revenue	4.000%	10/1/18	1,000,000	1,090,990
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/16	2,000,000	2,103,320
Lee County, FL, Transportation Facilities Revenue, AGM	5.000%	10/1/17	1,500,000	1,633,335
Manatee County, FL, Revenue, Refunding & Improvement	5.000%	10/1/18	1,100,000	1,232,308
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/15	4,025,000	4,049,029	(c)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/16	2,600,000	2,731,508	(c)
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/17	1,000,000	1,060,940	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/17	$1,270,000	$1,368,400
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/18	1,500,000	1,665,450
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/20	3,250,000	3,762,623
Miami-Dade County, FL, School Board, COP	4.000%	4/1/16	1,645,000	1,684,167
Miami-Dade County, FL, School Board, COP	5.000%	8/1/16	25,000,000	26,141,500	(a)(b)
Miami-Dade County, FL, School Board, COP	5.000%	8/1/17	2,000,000	2,157,980
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/15	15,235,000	15,351,700
Saint Johns County, FL, School Board, COP	5.000%	7/1/21	1,500,000	1,749,450
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/17	1,470,000	1,490,683
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/18	1,535,000	1,558,010

Total Florida				86,739,657

Georgia - 4.3%
Atlanta, GA, Development Authority Student Housing Revenue, Piedmont/Ellis LLC University Commons Project	5.000%	9/1/18	1,010,000	1,133,553	(d)
Burke County, GA, Development Authority Revenue:
Georgia Power Co. Plant Vogtle Project	1.375%	4/4/17	2,400,000	2,406,888	(a)(b)
Georgia Transmission Corp. Vogtle Project	1.300%	5/3/18	10,000,000	10,024,200	(a)(b)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	12,000,000	12,190,800	(a)(b)
Burke County, GA, Development Authority, PCR:
Georgia Power Co. Plant Vogtle Project	1.550%	6/21/16	15,000,000	15,075,750	(a)(b)
Georgia Power Co. Plant Vogtle Project	1.750%	6/1/17	19,700,000	19,879,957	(a)(b)
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Second Indenture	0.300%	7/1/17	5,000,000	4,985,300	(a)(b)
Monroe County, GA, Development Authority, PCR:
Gulf Power Co.	1.700%	6/21/17	2,500,000	2,535,750	(a)(b)
Gulf Power Co., Plant Scherer Project	2.000%	6/21/18	6,500,000	6,678,230	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Agnes Scott College	2.500%	6/1/19	3,000,000	3,039,900	(a)(b)
Richmond County, GA, Board of Education, GO	5.000%	10/1/16	2,250,000	2,370,533
Richmond County, GA, Board of Education, GO	5.000%	10/1/17	2,750,000	2,989,497

Total Georgia				83,310,358

Hawaii - 0.2%
Hawaii State Airports System Revenue	4.000%	7/1/16	2,500,000	2,579,400	(c)
Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue:
Kahala Senior Living Community Inc.	4.500%	11/15/16	1,335,000	1,370,885
Kahala Senior Living Community Inc.	5.000%	11/15/18	400,000	431,268

Total Hawaii				4,381,553

Illinois - 7.0%
Chicago, IL Motor Fuel Tax Revenue	5.000%	1/1/19	1,150,000	1,221,599
Chicago, IL, Board of Education, GO, Capital Appreciation, School Reform, NATL	0.000%	12/1/16	2,375,000	2,272,923
Chicago, IL, GO	5.000%	1/1/18	2,100,000	2,163,189
Chicago, IL, GO	5.000%	1/1/19	4,600,000	4,765,692
Chicago, IL, GO	5.000%	1/1/20	4,850,000	5,028,092
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	5.000%	1/1/16	3,390,000	3,451,698	(c)
General, Senior Lien	4.000%	1/1/19	20,000,000	21,235,600	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Park District, GO:
Harbor Facilities	4.000%	1/1/18	$1,150,000	$1,194,655
Harbor Facilities	5.000%	1/1/19	1,000,000	1,079,070
Chicago, IL, Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/15	2,155,000	2,186,032
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/18	1,500,000	1,596,765
Granite City, IL, Revenue, Waste Management Inc. Project	0.750%	5/2/16	5,000,000	5,000,000	(a)(b)(c)
Illinois Finance Authority, Gas Supply Revenue, Peoples Gas Light & Coke Co.	2.625%	8/1/20	6,000,000	6,000,000	(a)(b)
Illinois State EFA Revenue, University of Chicago	1.550%	2/13/20	2,500,000	2,480,500	(a)(b)
Illinois State Finance Authority Revenue, Ascension Health	5.000%	5/1/17	4,300,000	4,615,878	(a)(b)
Illinois State Municipal Electric Agency Power Supply Revenue	5.000%	2/1/18	2,000,000	2,190,980
Illinois State Toll Highway Authority Revenue	5.000%	12/1/19	1,950,000	2,240,726
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	6/15/17	6,100,000	6,471,002
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	12/15/17	4,000,000	4,227,480
Illinois State, GO	5.000%	8/1/15	2,590,000	2,590,000
Illinois State, GO	3.000%	2/1/16	6,000,000	6,059,280
Illinois State, GO	5.000%	5/1/16	1,500,000	1,543,590
Illinois State, GO	5.000%	4/1/17	3,750,000	3,944,137
Illinois State, GO	5.000%	8/1/17	7,000,000	7,417,340
Illinois State, GO	4.000%	7/1/18	9,460,000	9,857,793
Illinois State, GO	5.000%	7/1/19	8,750,000	9,457,262
Illinois State, GO, AGM	5.000%	6/1/16	1,520,000	1,569,506
McHenry County, IL, Debt Certificates	3.000%	12/30/16	2,000,000	2,064,940
Regional Transportation, IL, Authority Revenue, NATL	6.250%	7/1/20	9,920,000	12,035,539

Total Illinois				135,961,268

Indiana - 3.2%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	3.000%	10/1/16	10,340,000	10,636,241
Indiana State Finance Authority, Hospital Revenue:
Methodist Hospitals Inc.	5.000%	9/15/16	500,000	523,410
Methodist Hospitals Inc.	5.000%	9/15/17	250,000	270,563
Methodist Hospitals Inc.	5.000%	9/15/19	300,000	337,491
Indiana State Health Facilities Financing Authority Revenue:
Ascension Health Credit Group	4.000%	6/1/16	19,280,000	19,839,313	(a)(b)
Ascension Health Credit Group	4.000%	6/1/16	1,720,000	1,771,204	(a)(b)(e)
Ascension Health Credit Group	5.000%	7/28/16	3,905,000	4,078,655	(a)(b)
Ascension Health Credit Group	5.000%	7/28/16	95,000	99,253	(a)(b)(e)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project, BP PLC	0.787%	12/2/19	20,000,000	19,757,200	(a)(b)(c)
BP Products North America Inc., BP PLC	1.850%	10/1/19	6,000,000	5,997,540	(a)(b)

Total Indiana				63,310,870

Iowa - 1.5%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Co. Project	5.000%	12/1/19	27,095,000	28,632,912

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kansas - 0.2%
Kansas State Department of Transportation Highway Revenue:
LIBOR Index	0.445%	9/1/18	$2,000,000	$2,000,120	(a)
LIBOR Index	0.525%	9/1/19	2,000,000	2,007,260	(a)

Total Kansas				4,007,380

Kentucky - 1.7%
Kentucky Public Transportation Infrastructure Authority Toll Revenue, BAN, Downtown Crossing Project	5.000%	7/1/17	10,000,000	10,684,300
Kentucky State Property & Building Commission Revenue, AGM	5.250%	10/1/15	4,975,000	5,015,049
Trimble County, KY, PCR	1.350%	5/1/18	14,000,000	14,007,420	(a)(b)(c)
Trimble County, KY, PCR, Louisville Gas & Electric Co., Remarketed 12/15/14	1.050%	3/1/18	3,000,000	2,990,130	(a)(b)

Total Kentucky				32,696,899

Louisiana - 0.0%
Bossier City, LA, Utilities Revenue	2.000%	10/1/16	500,000	508,280
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/18	350,000	388,714

Total Louisiana				896,994

Maryland - 0.1%
Maryland State Transportation Authority, Passenger Facility Charge Revenue, Baltimore/Washington International	5.000%	6/1/17	1,965,000	2,102,845	(c)

Massachusetts - 3.0%
Lawrence, MA, GO, BAN	1.000%	9/1/15	5,800,000	5,803,712
Massachusetts State DFA Revenue:
Avon Associates LLC Project, AGM	4.000%	4/1/16	970,000	993,939
Avon Associates LLC Project, AGM	4.000%	10/1/17	1,020,000	1,053,191
Boston University	0.600%	3/30/17	7,000,000	7,006,300	(a)(b)
Partners Healthcare System Inc.	0.570%	1/30/18	8,865,000	8,889,822	(a)(b)
Massachusetts State HEFA Revenue, Amherst College	0.800%	12/1/17	6,500,000	6,474,650	(a)(b)
Massachusetts State, GO:
Consolidated Loan	0.360%	1/1/17	26,500,000	26,515,105	(a)
Consolidated Loan	0.450%	1/1/18	800,000	801,600	(a)

Total Massachusetts				57,538,319

Michigan - 5.5%
Detroit, MI, City School District, GO:
School Building & Site Improvement, Q-SBLF	5.000%	5/1/16	2,000,000	2,061,580
School Building & Site Improvement, Q-SBLF	5.000%	5/1/17	2,500,000	2,667,875
Michigan State Building Authority Revenue, Facilities Program	4.000%	10/15/15	2,030,000	2,045,327
Michigan State Finance Authority Revenue	5.000%	10/1/20	1,215,000	1,393,605
Michigan State Finance Authority Revenue	5.000%	10/1/21	1,300,000	1,509,482
Michigan State Finance Authority Revenue:
Detroit School District	2.850%	8/20/15	5,100,000	5,103,111
Detroit School District	5.000%	6/1/16	11,785,000	12,099,895
Detroit School District, Q-SBLF	5.000%	5/1/18	3,410,000	3,740,599
Hospital Oakwood Obligated Group	3.000%	11/1/15	3,795,000	3,820,009
Hospital Oakwood Obligated Group	4.000%	11/1/16	2,240,000	2,334,125
Hospital Oakwood Obligated Group	4.000%	11/1/17	4,645,000	4,946,321
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/20	7,000,000	7,983,500
Michigan State Hospital Finance Authority Revenue, Ascension Health	1.400%	6/29/18	6,220,000	6,292,712	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Strategic Fund Ltd. Obligation Revenue, Events Center Project	4.125%	1/1/19	$20,000,000	$20,248,000	(a)(b)
River Rouge, MI, School District, GO	5.000%	5/1/16	1,160,000	1,198,176
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	5.000%	9/1/18	1,600,000	1,777,200
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/15	27,680,000	28,068,350	(c)

Total Michigan				107,289,867

Mississippi - 0.3%
Mississippi State Business Finance Corp., Solid Waste Disposal Revenue:
Waste Management Inc. Project	1.000%	7/1/17	4,000,000	3,976,000
Waste Management Inc. Project	1.125%	9/1/17	1,250,000	1,250,125	(a)(b)
Mississippi State Development Bank Special Obligation Revenue, City of Jackson, Capital City Convention Center, Municipal Government Gtd.	5.000%	3/1/19	1,000,000	1,123,510

Total Mississippi				6,349,635

Missouri - 0.2%
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	2.850%	9/1/18	3,500,000	3,518,025

Nebraska - 0.2%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/18	4,050,000	4,406,441

New Hampshire - 0.3%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.	2.125%	6/1/18	5,000,000	5,037,600	(a)(b)(c)

New Jersey - 10.8%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/18	1,000,000	1,085,400
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/20	1,000,000	1,112,140
Hamilton Township, NJ, Mercer County, GO	3.000%	8/1/17	1,750,000	1,819,108
Hamilton Township, NJ, Mercer County, GO	4.000%	8/1/18	1,000,000	1,082,580
Lenape, NJ, Regioinal High School District, GO, School Board Reserve Fund	4.000%	3/15/18	1,000,000	1,074,430
Mount Laurel Township, NJ, Board of Education, GO:
School Board Reserve Fund	4.000%	8/1/17	1,000,000	1,064,040
School Board Reserve Fund	4.000%	8/1/18	1,000,000	1,088,430
New Jersey State EDA Lease Revenue:
Rutgers University	5.000%	6/15/18	1,000,000	1,111,030
Rutgers University	5.000%	6/15/19	1,380,000	1,573,338
New Jersey State EDA Revenue	5.000%	6/15/16	5,000,000	5,157,850
New Jersey State EDA Revenue	5.000%	6/15/17	6,000,000	6,341,820
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	4,665,000	4,882,949	(c)
School Facilities	5.000%	9/1/15	3,000,000	3,010,590	(d)
School Facilities	5.000%	9/1/16	4,605,000	4,787,819	(d)
School Facilities Construction	1.720%	2/1/16	3,000,000	3,001,320	(a)(e)
School Facilities Construction	2.500%	6/15/16	6,495,000	6,576,577
School Facilities Construction	0.750%	2/1/17	10,000,000	9,873,400	(a)
School Facilities Construction	5.000%	6/15/18	2,500,000	2,670,025
School Facilities Construction	5.000%	3/1/19	10,300,000	11,718,825	(d)
School Facilities Construction, SIFMA	0.920%	2/1/17	5,350,000	5,279,326	(a)
New Jersey State EFA Revenue, Rider University	5.000%	7/1/17	1,000,000	1,061,990

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/15	$4,500,000	$4,564,395
New Jersey State Higher Education Assistance Authority, Student Loan Revenue:
Senior	5.000%	12/1/16	1,000,000	1,053,350	(c)
Senior	4.000%	12/1/17	1,500,000	1,585,950	(c)
Senior	5.000%	12/1/18	3,000,000	3,300,000	(c)
Senior	3.000%	12/1/19	10,250,000	10,611,927	(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program	1.220%	12/15/21	15,000,000	14,710,350	(a)(b)
Transportation Program, State Appropriations	5.000%	6/15/17	1,000,000	1,052,630
Transportation Program, State Appropriations	4.000%	6/15/18	5,875,000	6,118,401
Transportation System	5.000%	12/15/18	8,300,000	8,936,859
Transportation System, AMBAC	5.250%	12/15/15	8,750,000	8,891,662
Transportation System, AMBAC	5.500%	12/15/15	3,260,000	3,315,713
Transportation System, XLCA	5.000%	12/15/16	1,825,000	1,909,443
New Jersey State Turnpike Authority Revenue	0.550%	1/1/16	32,700,000	32,701,635	(a)(b)
New Jersey State Turnpike Authority Revenue	0.500%	1/1/17	5,150,000	5,122,808	(a)
New Jersey State Turnpike Authority Revenue	0.547%	1/1/17	5,000,000	5,002,950	(a)(b)
New Jersey State Turnpike Authority Revenue	0.570%	1/1/18	3,000,000	2,976,990	(a)
New Jersey State Turnpike Authority Revenue	0.695%	1/1/18	5,000,000	5,013,650	(a)(b)
New Jersey State, GO	5.000%	8/15/15	3,870,000	3,876,037
Newark, NJ, GO, Qualified General Improvement	5.000%	7/15/18	4,000,000	4,322,320
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/16	650,000	668,311
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/17	775,000	817,594
Rutgers State University Revenue	4.000%	5/1/18	750,000	810,203
Salem County, NJ, Industrial PCFA Revenue, Philadelphia Electric Co.	2.500%	3/1/19	3,000,000	2,999,970	(a)(b)(c)
Trenton, NJ, GO	4.000%	7/15/18	1,895,000	1,997,273
Union County, NJ, GO:
School Board Reserve Fund	4.000%	3/1/18	975,000	1,046,507
School Board Reserve Fund	4.000%	3/1/18	25,000	26,979	(d)
School Board Reserve Fund	4.000%	3/1/19	1,465,000	1,602,080
School Board Reserve Fund	4.000%	3/1/19	35,000	38,533	(d)

Total New Jersey				210,447,507

New Mexico - 2.7%
Farmington, NM, PCR, Southern California Edison Co.	1.875%	4/1/20	14,750,000	14,755,140	(a)(b)
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue	0.875%	8/1/19	16,000,000	16,091,040	(a)(b)
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, SPA-Royal Bank of Canada	5.000%	8/1/19	19,710,000	22,310,537	(a)(b)

Total New Mexico				53,156,717

New York - 7.2%
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/16	840,000	872,726
YMCA of Greater New York Project	5.000%	8/1/17	660,000	707,520
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	3.750%	1/1/20	675,000	699,401	(c)(f)
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax & State Aid Secured	5.000%	1/15/19	1,000,000	1,132,910
Sales Tax & State Aid Secured	4.000%	3/15/19	600,000	661,656
Greece, NY, CSD, GO	5.000%	12/15/17	650,000	712,920

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Long Island, NY, Power Authority Revenue, General	5.250%	4/1/19	$4,200,000	$4,756,542
Monroe County, NY, GO	3.000%	6/1/16	7,075,000	7,212,255
Monroe County, NY, GO:
BAM	4.000%	6/1/19	5,165,000	5,634,808
BAM	5.000%	6/1/20	5,115,000	5,872,736
MTA, NY, Dedicated Tax Fund Revenue	0.600%	11/1/19	3,155,000	3,149,857	(a)(b)
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	4.000%	7/1/16	1,280,000	1,312,640
South Nassau Communities Hospital	5.000%	7/1/18	1,275,000	1,391,497
Winthrop University Hospital Assistance Project	4.000%	7/1/16	1,000,000	1,031,390
Winthrop University Hospital Assistance Project	5.000%	7/1/18	685,000	755,377
New York City, NY, HDC Revenue	5.000%	7/1/16	2,650,000	2,759,578
New York City, NY, HDC Revenue	5.000%	7/1/17	4,375,000	4,717,431
New York City, NY, HDC Revenue	5.000%	7/1/18	3,250,000	3,608,475
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Transportation Infrastructure Properties LLC	5.000%	7/1/16	2,545,000	2,623,844	(c)
New York City, NY, Industrial Development Agency, Special Facility Revenue, JFK International Airport Project, American Airlines Group	2.000%	8/1/16	14,750,000	14,780,238	(a)(b)(c)(g)
New York State Dormitory Authority Revenues, Non-State Supported Debt:
Interagency Council Pooled Loan Program	4.000%	7/1/16	1,085,000	1,113,167
Wyckoff Heights Medical Center, State Appropriations	4.000%	2/15/19	2,785,000	3,052,555
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	40,005,000	45,357,669
New York State Thruway Authority, State Personal Income Tax Revenue:
Transportation	5.000%	3/15/17	1,250,000	1,338,250
Transportation	4.000%	3/15/18	1,000,000	1,081,710
Orange County, NY, Funding Corp. Revenue:
Mount St. Mary College	4.000%	7/1/16	1,020,000	1,049,478
Mount St. Mary College	4.000%	7/1/17	1,060,000	1,116,148
Mount St. Mary College	4.000%	7/1/18	1,110,000	1,185,003
Schenectady County, NY, Capital Resource Corp. Revenue, FHA 242, Ellis Hospital	1.750%	2/15/18	1,590,000	1,585,310
Suffolk County, NY, GO, AGM	5.000%	10/1/18	1,000,000	1,121,280
Tobacco Settlement Financing Corp., NY, Revenue	5.000%	6/1/21	7,500,000	8,072,850
Tobacco Settlement Financing Corp., NY, Revenue	5.000%	6/1/22	7,700,000	8,289,589
Utility Debt Securitization Authority, NY, Revenue:
Restructuring	5.000%	6/15/18	1,500,000	1,559,775
Restructuring	5.000%	12/15/18	1,000,000	1,061,810

Total New York				141,378,395

North Carolina - 0.2%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wake Forest Baptist Obligated Group	0.760%	12/1/17	4,625,000	4,625,416	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 2.2%
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/17	$1,350,000	$1,432,809
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,000,000	1,089,580
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/19	2,200,000	2,464,814
Lancaster, OH, Port Authority Gas Revenue	0.725%	2/1/19	2,000,000	1,985,480	(a)
Lancaster, OH, Port Authority Gas Revenue	0.745%	8/1/19	2,000,000	1,986,020	(a)
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	2.250%	9/15/16	18,000,000	18,076,680	(a)(b)
U.S. Steel Corp. Project	5.375%	11/1/15	9,660,000	9,758,049
Ohio State Water Development Authority Revenue, FirstEnergy Generation Corp.	2.250%	9/15/16	3,150,000	3,163,419	(a)(b)
Warren County, OH, Health Care Facilities Revenue, Otterbein Homes Obligation	5.000%	7/1/20	2,550,000	2,865,104

Total Ohio				42,821,955

Oklahoma - 0.4%
Oklahoma State Development Finance Authority:
St. John Health System Inc.	5.000%	2/15/16	1,545,000	1,582,760
St. John Health System Inc.	5.000%	2/15/17	1,500,000	1,595,475
Oklahoma State Development Finance Authority Health System Revenue	4.000%	8/15/16	2,000,000	2,075,240
Oklahoma State Development Finance Authority Health System Revenue	5.000%	8/15/17	1,500,000	1,625,190

Total Oklahoma				6,878,665

Oregon - 0.9%
Gilliam County, OR, Solid Waste Disposal Revenue:
Waste Management Inc. Project	0.800%	5/2/16	4,325,000	4,325,000	(a)(b)(c)(f)
Waste Management Inc. Project	1.500%	10/1/18	3,000,000	2,987,130
Medford, OR, Hospital Facilities Authority Revenue:
Rogue Valley Manor	3.000%	10/1/16	1,025,000	1,044,793
Rogue Valley Manor	4.000%	10/1/18	1,070,000	1,140,855
Oregon State Facilities Authority Revenue, Providence Health & Services	0.250%	9/30/16	6,250,000	6,251,188	(a)(b)
Oregon State Health & Science University Revenue	5.000%	7/1/16	1,000,000	1,041,350
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/18	1,000,000	1,105,950

Total Oregon				17,896,266

Pennsylvania - 7.9%
Allegheny County, PA, Higher Education Building Authority University Revenue:
Duquesne University of the Holy Spirit	5.000%	3/1/18	1,000,000	1,092,760
Duquesne University of the Holy Spirit	5.000%	3/1/19	500,000	559,715
Beaver County, PA, IDA, Revenue, FirstEnergy Generation Corp. Project	2.150%	3/1/17	11,200,000	11,150,160
Cambria County, PA, GO:
BAM	3.000%	8/1/15	1,000,000	1,000,000
BAM	4.000%	8/1/16	1,035,000	1,067,975
BAM	4.000%	8/1/17	1,120,000	1,180,088
Delaware River Port Authority, PA, Revenue:
Port District Project	5.000%	1/1/16	1,215,000	1,235,205
Port District Project	5.000%	1/1/17	2,100,000	2,206,029
Port District Project	5.000%	1/1/18	1,235,000	1,332,157
Port District Project	5.000%	1/1/19	3,490,000	3,847,516
Montgomery County, PA, IDA Revenue, Peco Energy Co. Project	2.550%	6/1/20	3,000,000	2,987,790	(a)(b)
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue:
Amtrak Project	5.000%	11/1/15	500,000	505,615	(c)
Amtrak Project	5.000%	11/1/16	325,000	342,040	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Amtrak Project	5.000%	11/1/17	$1,920,000	$2,062,522	(c)
Amtrak Project	3.000%	11/1/18	750,000	770,542	(c)
PPL Energy Supply LLC	3.000%	9/1/15	20,250,000	20,252,025	(a)(b)
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.500%	5/1/18	2,000,000	1,993,580	(a)(b)
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/21	3,000,000	3,373,920
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	7/1/21	7,500,000	8,199,975
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/22	4,000,000	4,325,800
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	4.000%	11/1/17	1,145,000	1,202,330
AICUP Financing Program-Messiah College	4.000%	11/1/18	700,000	743,225
Delaware Valley College of Science & Agriculture	3.000%	11/1/15	675,000	677,086
Delaware Valley College of Science & Agriculture	4.000%	11/1/17	1,030,000	1,073,703
Shippensburg University Student Services Inc.	4.000%	10/1/16	300,000	304,647
Shippensburg University Student Services Inc.	4.000%	10/1/17	265,000	272,796
Shippensburg University Student Services Inc.	4.000%	10/1/18	560,000	579,746
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.750%	4/1/17	1,000,000	1,006,520	(c)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.850%	10/1/17	625,000	629,619	(c)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	2.000%	4/1/18	1,000,000	1,009,050	(c)
Pennsylvania State IDA Revenue, Economic Development	5.000%	7/1/17	4,620,000	4,978,881
Pennsylvania State Public School Building Authority Palease Revenue:
Philadelphia School District	4.000%	6/1/18	2,160,000	2,308,630
Philadelphia School District	5.000%	6/1/19	1,500,000	1,677,075
Pennsylvania State Turnpike Commission Revenue	0.720%	12/1/19	10,000,000	9,926,000	(a)
Pennsylvania State Turnpike Commission Revenue	0.900%	12/1/20	13,775,000	13,723,895	(a)
Pennsylvania State Turnpike Commission Revenue:
SIFMA	0.620%	12/1/17	14,000,000	13,968,640	(a)
SIFMA	0.700%	12/1/18	9,750,000	9,733,620	(a)
Philadelphia, PA, Hospitals & Higher EFA Revenue:
Temple University Health System	5.000%	7/1/16	1,000,000	1,029,420
Temple University Health System	5.000%	7/1/17	1,000,000	1,057,920
Philadelphia, PA, School District, GO	5.000%	9/1/17	4,750,000	5,114,230
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/18	3,405,000	3,632,045	(c)
Trinity, PA, Area School District, GO:
AGM	4.000%	11/1/16	2,950,000	3,082,219	(d)
AGM	4.000%	11/1/16	2,090,000	2,169,880
AGM	5.000%	11/1/17	2,850,000	3,122,403	(d)
AGM	5.000%	11/1/17	2,025,000	2,191,637

Total Pennsylvania				154,700,631

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - 1.1%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/18	$1,000,000	$1,121,290
South Carolina State Jobs-EDA Revenue:
Bon Secours Health Systems Inc.	4.000%	11/1/15	500,000	504,000
Bon Secours Health Systems Inc.	4.500%	11/1/17	500,000	536,105
Bon Secours Health Systems Inc.	5.000%	11/1/18	1,500,000	1,664,325
South Carolina State Public Service Authority Revenue:
Santee Cooper Project	5.000%	12/1/16	8,000,000	8,468,320
Santee Cooper Project	5.000%	12/1/17	8,000,000	8,726,800

Total South Carolina				21,020,840

Tennessee - 2.4%
Memphis, TN, Electric Systems Revenue	5.000%	12/1/15	25,000,000	25,392,750
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Baptist Memorial Health Care Obligated Group	5.000%	9/1/17	3,695,000	3,983,875
Tennessee State Energy Acquisition Corp., Gas Revenue	5.000%	9/1/15	6,000,000	6,019,920
Tennessee State Energy Acquisition Corp., Gas Revenue	5.000%	2/1/16	5,145,000	5,244,607
Tennessee State Energy Acquisition Corp., Gas Revenue	5.000%	9/1/16	5,000,000	5,200,700

Total Tennessee				45,841,852

Texas - 12.3%
Central Texas Regional Mobility Authority Revenue:
Senior Lien	5.000%	1/1/18	1,000,000	1,080,890
Senior Lien	5.000%	1/1/19	500,000	553,140
Dallas, TX, GO	5.000%	2/15/18	1,675,000	1,851,143
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/16	1,000,000	1,054,730
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/17	2,000,000	2,189,280
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/18	1,000,000	1,122,380
Gulf Coast, TX, Waste Disposal Authority Revenue, U.S. Steel Corp. Project	5.750%	9/1/17	3,000,000	3,173,790
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System	0.600%	12/1/19	3,425,000	3,383,831	(a)(b)
Memorial Hermann Healthcare System	0.520%	6/1/17	3,600,000	3,574,152	(a)
Memorial Hermann Healthcare System	0.770%	6/1/20	1,065,000	1,057,971	(a)
Harris County, TX, Revenue:
Toll Road	0.550%	8/15/16	1,600,000	1,598,064	(a)
Toll Road	0.660%	8/15/16	10,000,000	10,009,100	(a)(b)
Toll Road	0.650%	8/15/17	5,500,000	5,484,160	(a)
Toll Road	0.800%	8/15/18	4,500,000	4,486,725	(a)
Houston, TX, Airport System Revenue	5.000%	7/1/16	8,715,000	9,058,284	(c)
Houston, TX, Airport System Revenue	5.000%	7/1/17	10,000,000	10,766,900	(c)
Houston, TX, Airport System Revenue, United Airlines Inc., Terminal E Project	4.500%	7/1/20	8,150,000	8,555,462	(c)
Hurst-Euless-Bedford, TX, ISD, GO, Capital Appreciation, PSF-GTD	0.000%	8/15/16	3,000,000	2,988,330
Katy, TX, ISD, GO, PSFG	5.000%	8/15/17	3,475,000	3,761,375	(a)(b)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/15	2,000,000	2,019,980	(c)
Southwest Airlines Co. Project	5.000%	11/1/17	7,710,000	8,323,099	(c)
North East, TX, ISD, GO, School Building, PSF-GTD	2.000%	8/1/19	14,885,000	15,096,814	(a)(b)
North Texas Tollway Authority Revenue:
First Tier	0.820%	1/1/19	11,000,000	11,020,790	(a)(b)
First Tier	0.690%	1/1/20	44,000,000	44,138,600	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	5.000%	10/1/17	$1,000,000	$1,087,990
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckingham Senior Living Community Project	3.875%	11/15/20	3,000,000	3,008,310	(g)
Texas A & M University Revenue:
Financing System	5.000%	5/15/17	1,625,000	1,750,937
Financing System	5.000%	5/15/18	1,000,000	1,111,340
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	31,430,000	33,272,427
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/15	2,700,000	2,742,363
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/16	3,265,000	3,447,938
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 1st Tier	5.000%	12/15/17	4,000,000	4,345,920
Texas State Public Finance Authority Revenue, Unemployment Compensation	5.000%	7/1/16	20,000,000	20,389,800	(e)
Texas State Transportation Commission Turnpike System Revenue	5.000%	4/1/20	7,500,000	8,603,175	(a)(b)
Texas State, GO, Transport Commission - Mobility Fund	0.400%	10/1/18	4,000,000	4,004,680	(a)(b)

Total Texas				240,113,870

Utah - 0.9%
Nebo, UT, School District, GO:
School Board Guaranty	2.000%	7/1/16	1,245,000	1,246,631
School Board Guaranty	2.000%	7/1/17	1,000,000	1,000,860
School Board Guaranty	2.000%	7/1/18	2,100,000	2,101,449
School Board Guaranty	2.000%	7/1/19	2,195,000	2,196,251
Utah County, UT, Environmental Improvement Revenue, U.S. Steel Corp. Project	5.375%	11/1/15	10,000,000	10,101,500

Total Utah				16,646,691

Virginia - 1.8%
Henrico County, VA, EDA Revenue, Bon Secours Health Systems Inc.	4.000%	11/1/16	700,000	726,488
King George County, VA, IDA, Solid Waste Disposal Facility Revenue, Waste Management Inc.	0.750%	5/2/16	6,575,000	6,575,000	(a)(b)(c)
Louisa, VA, IDA, PCR, Virginia Electric & Power Co.	0.700%	12/1/16	2,500,000	2,498,350	(a)(b)
Wise County, VA, IDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric & Power Co.	2.375%	11/1/15	20,000,000	20,096,800	(a)(b)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	1.875%	5/16/19	5,850,000	5,945,414	(a)(b)

Total Virginia				35,842,052

Washington - 0.3%
Port of Seattle, WA, Revenue, Intermediate	5.000%	8/1/20	2,000,000	2,312,340	(c)
Spokane, WA, Public Facilities District Revenue	5.000%	12/1/18	1,130,000	1,264,707
Washington State HFC Revenue, Heron’s Key Senior Living	4.875%	1/1/22	3,000,000	3,051,390	(f)(g)

Total Washington				6,628,437

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
West Virginia - 0.7%
West Virginia State University Revenue, West Virginia University Project	0.550%	10/1/19	$7,000,000	$7,034,090	(a)(b)
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co.	2.250%	9/1/16	6,000,000	6,056,640	(a)(b)(c)

Total West Virginia				13,090,730

Wisconsin - 0.1%
Wisconsin State Transportation Revenue	4.000%	7/1/17	2,150,000	2,284,483

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,897,773,060)				1,911,484,370

SHORT-TERM INVESTMENTS - 2.7%
Alaska - 0.3%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.020%	4/1/29	5,000,000	5,000,000	(h)(i)

California - 0.1%
Los Angeles, CA, MFH Revenue, Louisiana Brea Apartments Project, LOC-Citibank N.A.	0.020%	12/1/30	1,100,000	1,100,000	(c)(h)(i)

Connecticut - 0.0%
Connecticut State HEFA Revenue, Westover School, LOC-TD Bank N.A.	0.010%	7/1/30	165,000	165,000	(h)(i)

Florida - 0.2%
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.020%	1/15/27	3,900,000	3,900,000	(h)(i)

Georgia - 0.0%
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.030%	10/1/33	100,000	100,000	(h)(i)

Indiana - 0.0%
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.020%	5/1/34	200,000	200,000	(h)(i)

New Hampshire - 0.0%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.130%	11/1/20	500,000	500,000	(c)(h)(i)

New Mexico - 0.3%
University of New Mexico, NM, Subordinated Lien System, SPA-U.S. Bank N.A.	0.030%	6/1/30	6,100,000	6,100,000	(h)(i)

New York - 0.6%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.180%	11/1/26	3,100,000	3,100,000	(h)(i)
Subordinated, LOC-Dexia Credit Local	0.180%	3/1/34	340,000	340,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.160%	6/15/32	1,400,000	1,400,000	(h)(i)
Second General Resolution, SPA-Dexia Credit Local	0.180%	6/15/32	2,060,000	2,060,000	(h)(i)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.180%	8/1/22	400,000	400,000	(h)(i)
Future Tax Secured, SPA-Dexia Credit Local	0.140%	8/1/31	250,000	250,000	(h)(i)
New York State Housing Finance Agency Revenue, Worth Street, LIQ-FNMA	0.020%	5/15/33	4,400,000	4,400,000	(c)(h)(i)

Total New York				11,950,000

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 0.3%
North Carolina Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.030%	11/1/34	$1,605,000	$1,605,000	(h)(i)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.020%	7/1/29	4,000,000	4,000,000	(h)(i)

Total North Carolina				5,605,000

Pennsylvania - 0.9%
Bucks County, PA, St. Mary Hospital Authority Revenue, Catholic Health, SPA-Landesbank Hessen-Thurigen	0.080%	3/1/32	150,000	150,000	(h)(i)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority Revenue, Taxable, PNC Bank N.A.	0.450%	11/1/39	16,715,000	16,715,000	(h)(i)

Total Pennsylvania				16,865,000

Texas - 0.0%
Texas State, GO, Veterans Housing Assistance, SPA-JPMorgan Chase	0.030%	6/1/38	400,000	400,000	(c)(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $51,885,000)				51,885,000

TOTAL INVESTMENTS - 100.6% (Cost - $1,949,658,060#)				1,963,369,370
Liabilities in Excess of Other Assets - (0.6)%				(11,634,457)

TOTAL NET ASSETS - 100.0%				$1,951,734,913

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Maturity date shown represents the mandatory tender date.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	Security is purchased on a when-issued basis.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AICUP	— Association of Independent Colleges and Universities of Pennsylvania
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
RDA	— Redevelopment Agency
SCAGO	— South Carolina Association of Governmental Organizations
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$1,911,484,370	—	$1,911,484,370

Short-term investments†	—	51,885,000	—	51,885,000

Total investments	—	$1,963,369,370	—	$1,963,369,370

†	See Schedule of Investments for additional detailed categorizations.

2.	Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,682,666
Gross unrealized depreciation	(2,971,356)

Net unrealized appreciation	$13,711,310

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015